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                                        Securities Act File No. 33-13283
                                        Investment Company Act File No. 811-5105

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/
                         Pre-Effective Amendment No.                 / /
                                                    ------


                       Post-Effective Amendment No. 31              /X/

                                    and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 33



                         THE PARKSTONE GROUP OF FUNDS
                        ------------------------------
              (Exact Name of Registrant as Specified in Charter)


           3435 STELZER ROAD
           COLUMBUS, OHIO                                 43219
           (Address of Principal Executive Offices)     (Zip Code)

      Registrant's Telephone Number, Including Area Code: (800) 451-8377

                             DAVID E. RIGGS, ESQ.
                       HOWARD & HOWARD ATTORNEYS, P.C.
                      The Kalamazoo Building, Suite 400
                           107 West Michigan Avenue
                          Kalamazoo, Michigan 49007
                    -------------------------------------
                   (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Immediately, upon effectiveness


It is proposed that this filing will become effective:


        /X/ immediately upon filing pursuant to paragraph (b).

        / / on (date) pursuant to paragraph (b).
        / / 60 days after filing pursuant to paragraph (a)(1). / / on (date) pursuant to paragraph (a)(1) of Rule 485. / / 75 days after filing pursuant to paragraph (a)(2). / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to rule 24f-2 under the Investment Company Act of 1940. On August 28, 1996, Registrant filed its Rule 24f-2 Notice with respect to its fiscal year ended June 30, 1996.